UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              May 4, 2005
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          74

Form 13F Information Table Value Total:  $   189,716
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bisys Group Cv Sub Deb         CONV             055472AB0     1483  1500000 PRN      SOLE                                    1500000
Mercury Interactive Cv Sub Deb CONV             589405AB5     2112  2115000 PRN      SOLE                                    2115000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      810   840000 PRN      SOLE                                     840000
Valeant Pharmaceuticals Cv Sub CONV             91911XAC8     1826  1900000 PRN      SOLE                                    1900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     3790  4000000 PRN      SOLE                                    4000000
AP Pharma                      COM              00202J104      151   105000 SH       SOLE                                     105000
Acxiom                         COM              005125109     2664   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     1562   151925 SH       SOLE                                     151925
AmSurg                         COM              03232P405     1668    65910 SH       SOLE                                      65910
American Healthways            COM              02649v104      287     8700 SH       SOLE                                       8700
Artesyn Technologies           COM              043127109     1169   134215 SH       SOLE                                     134215
ArthroCare                     COM              043136100      928    32550 SH       SOLE                                      32550
BISYS Group                    COM              055472104     7056   450018 SH       SOLE                                     450018
Baldor Electric                COM              057741100     7657   296655 SH       SOLE                                     296655
Biomet                         COM              090613100     2814    77515 SH       SOLE                                      77515
Brady                          COM              104674106      660    20400 SH       SOLE                                      20400
Buckeye Partners LP Unit       COM              118230101      307     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     3296   143225 SH       SOLE                                     143225
Celgene                        COM              151020104     1028    30200 SH       SOLE                                      30200
Communications Intelligence    COM              20338K106        6    15000 SH       SOLE                                      15000
Computer Programs and Systems  COM              205306103      562    20000 SH       SOLE                                      20000
Dionex                         COM              254546104     6186   113510 SH       SOLE                                     113510
ExxonMobil                     COM              30231G102      256     4300 SH       SOLE                                       4300
Factset Research System        COM              303075105     3843   116405 SH       SOLE                                     116405
Fairchild Class A              COM              303698104       42    13700 SH       SOLE                                      13700
Forrester Research             COM              346563109     4311   306155 SH       SOLE                                     306155
Genzyme                        COM              372917104     2520    44020 SH       SOLE                                      44020
Haemonetics                    COM              405024100    10395   246550 SH       SOLE                                     246550
Health Care Properties         COM              421915109      711    30300 SH       SOLE                                      30300
HealthSouth                    COM              421924101      133    24855 SH       SOLE                                      24855
Hecla Mining                   COM              422704106      137    25000 SH       SOLE                                      25000
Hirsch Int'l Cl A              COM              433550100       15    14300 SH       SOLE                                      14300
ICON PLC ADR                   COM              45103T107     1740    46370 SH       SOLE                                      46370
IDEXX Laboratories             COM              45168D104     8884   164035 SH       SOLE                                     164035
ITRON                          COM              465741106     3099   104550 SH       SOLE                                     104550
Impath                         COM              45255G101      441   102160 SH       SOLE                                     102160
Interferon Sciences            COM              458903408        6   150000 SH       SOLE                                     150000
Intermagnetics General         COM              458771102     1001    41110 SH       SOLE                                      41110
Invitrogen                     COM              46185r100      291     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     1454    80800 SH       SOLE                                      80800
Johnson & Johnson              COM              478160104     8573   127644 SH       SOLE                                     127644
KV Pharmaceutical Cl A         COM              482740206     5835   251497 SH       SOLE                                     251497
Kaydon                         COM              486587108     1691    53850 SH       SOLE                                      53850
Keystone Automotive            COM              49338N109    12038   519755 SH       SOLE                                     519755
Lucent Technologies            COM              549463107       36    13000 SH       SOLE                                      13000
Macromedia                     COM              556100105      725    21650 SH       SOLE                                      21650
Manhattan Associates           COM              562750109     4149   203665 SH       SOLE                                     203665
MedQuist                       COM              584949101     1719   128300 SH       SOLE                                     128300
Medicis Pharmaceutical         COM              584690309     1806    60250 SH       SOLE                                      60250
Mentor                         COM              587188103     1605    50000 SH       SOLE                                      50000
Microtek Medical Holdings      COM              59515B109     2856   797700 SH       SOLE                                     797700
Mittal Steel                   COM              60684P101      259     8000 SH       SOLE                                       8000
O'Reilly Automotive            COM              686091109     3911    78955 SH       SOLE                                      78955
Orthofix                       COM              N6748L102     3863    98670 SH       SOLE                                      98670
Peregrine Systems              COM              71366Q200     3189   151850 SH       SOLE                                     151850
Pharmaceutical Prod Dvlpt      COM              717124101     8113   167450 SH       SOLE                                     167450
Quaker Chemical                COM              747316107      764    37200 SH       SOLE                                      37200
RF Monolithics                 COM              74955F106       57    12500 SH       SOLE                                      12500
SBC Communications             COM              78387G103      261    11000 SH       SOLE                                      11000
SEI Corp                       COM              784117103     6003   166000 SH       SOLE                                     166000
Sanmina-SCI                    COM              800907107     1905   364967 SH       SOLE                                     364967
Seitel                         COM              816074405     1546  1107997 SH       SOLE                                    1107997
Skyworks Solutions             COM              020753109     1356   213600 SH       SOLE                                     213600
Specialty Laboratories         COM              84749r100     1185   124050 SH       SOLE                                     124050
SunGard Data Sys               COM              867363103    10324   299250 SH       SOLE                                     299250
Symbol Technology              COM              871508107     6930   478275 SH       SOLE                                     478275
UQM Technologies               COM              903213106      245    61800 SH       SOLE                                      61800
Valeant Pharmaceuticals Int'l  COM              91911x104     6928   307617 SH       SOLE                                     307617
Veeco Instruments              COM              922417100      416    27650 SH       SOLE                                      27650
Verizon Communications         COM              92343V104      207     5840 SH       SOLE                                       5840
VistaCare                      COM              92839Y109     2763   135825 SH       SOLE                                     135825
Zebra Technologies             COM              989207105      298     6280 SH       SOLE                                       6280
Vanguard Total Stock Mkt Index EF               922908306      612 21890.065SH       SOLE                                  21890.065
Information Resources Continge WT               45676E107      251   314000 SH       SOLE                                     314000